Subsequent Events	12 Months Ended
May 31, 2017
Subsequent Events [Abstract]
Subsequent Events
24.	SUBSEQUENT EVENTS

On July 26, 2017, the Group’s board of directors has declared a special cash dividend in the amount of US$0.45 per ADS/common share. The cash dividend will be paid on October 6, 2017 to shareholders of record at the close of business on September 6, 2017. The ex-dividend date will be September 1, 2017. The aggregate amount of cash dividends to be paid is approximately US$70.0 million, which will be funded by surplus cash on the Company’s consolidated balance sheets.